Taxes and similar charges payable other than income tax	12 Months Ended
Dec. 31, 2018
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Taxes and similar charges payable other than income tax
21.	Taxes and similar charges payable other than income tax

	December 31, 2018	December 31, 2017
Payroll taxes	2,424	2,010
VAT payable	2,233	3,313
Property tax	511	504
Land lease	471	433
Mineral extraction tax	226	189
Land tax	125	153
Other	116	94

Total	6,106	6,696